VIRAGEN INTERNATIONAL, INC.

865 S.W. 78th Avenue, Suite 100

Plantation, Florida 33324

(954) 233-8377

                                                         June 29, 2007

VIA EDGAR

United States Securities and

    Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549-6010

Re:	Viragen International, Inc. – Preliminary Information Statement

Ladies and Gentlemen:

Enclosed for filing via the EDGAR filing system is a preliminary information statement in connection with a reverse stock split and related certificate of amendment for Viragen International, Inc.

Please be advised that the Company intends to release its definitive information statement to stockholders on or about July 9, 2007, subject to Staff comments, if any.

If you have any questions or comments, please contact the undersigned or our counsel, Schneider Weinberger & Beilly LLP, 2200 Corporate Blvd. NW, Suite 210, Boca Raton, FL 33431, 561-362-9595 (telephone) or 561-362-9612 (fax), attn: Steven I. Weinberger, Esq.

Very truly yours,

/s/ Dennis W. Healey
Dennis W. Healey Executive Vice President